SCHEDULE OF LOSS OR INCOME BEFORE INCOME TAXES FROM CONTINUING OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PRC: Lianji Future Technology Ltd. (“Lianji Future”)	$ (9,447,972)	$ (5,883,682)	$ (13,305,382)
CAYMAN ISLANDS | Parent [Member]
PRC: Lianji Future Technology Ltd. (“Lianji Future”)	(6,120,978)	(7,992,466)
UNITED STATES | Mercurity Fintech Technology Holding Inc [Member]
PRC: Lianji Future Technology Ltd. (“Lianji Future”)	(2,662,392)	8,776
UNITED STATES | Chaince Securities Inc [Member]
PRC: Lianji Future Technology Ltd. (“Lianji Future”)	(45,346)
HONG KONG | Ucon Capital [Member]
PRC: Lianji Future Technology Ltd. (“Lianji Future”)	(496,006)	(1,317,169)
CHINA | Lianji Future Technology Ltd [Member]
PRC: Lianji Future Technology Ltd. (“Lianji Future”)	$ (121,212)	$ (177,053)